Intangible Assets - Summary of Goodwill (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in goodwill [line items]
Acquisition cost		₩ 918,913	₩ 903,003
Carrying amount	[1]	866,974	845,155
Housing&Commercial Bank
Disclosure of reconciliation of changes in goodwill [line items]
Acquisition cost		65,288	65,288
Carrying amount	[1]	65,288	65,288
KB Cambodia Bank
Disclosure of reconciliation of changes in goodwill [line items]
Acquisition cost		0	1,202
Carrying amount	[1]	0	0
KB Securities Co., Ltd.
Disclosure of reconciliation of changes in goodwill [line items]
Acquisition cost		70,265	70,265
Carrying amount	[1]	58,889	58,889
KB Capital Co.,Ltd.
Disclosure of reconciliation of changes in goodwill [line items]
Acquisition cost		79,609	79,609
Carrying amount	[1]	79,609	79,609
KB Savings Bank Co., Ltd.
Disclosure of reconciliation of changes in goodwill [line items]
Acquisition cost		115,343	115,343
Carrying amount	[1]	57,403	57,404
KB Securities Vietnam Joint Stock Company
Disclosure of reconciliation of changes in goodwill [line items]
Acquisition cost		13,092	13,092
Carrying amount	[1]	13,820	13,947
KB Daehan Specialized Bank PLC.
Disclosure of reconciliation of changes in goodwill [line items]
Acquisition cost	[2]	6,189	1,515
Carrying amount	[1],[2]	0	1,712
KB PRASAC Bank Plc
Disclosure of reconciliation of changes in goodwill [line items]
Acquisition cost	[3]	398,144	0
Carrying amount	[1],[3]	422,575	0
PRASAC Microfinance Institution Plc.
Disclosure of reconciliation of changes in goodwill [line items]
Acquisition cost	[3]	0	396,942
Carrying amount	[1],[3]	0	415,332
PT Sunindo Kookmin Best Finance
Disclosure of reconciliation of changes in goodwill [line items]
Acquisition cost		2,963	2,963
Carrying amount	[1]	2,911	2,817
PT Bank KB Bukopin TBK
Disclosure of reconciliation of changes in goodwill [line items]
Acquisition cost		89,220	89,220
Carrying amount	[1]	86,410	83,619
PT. KB Finansia Multi Finance
Disclosure of reconciliation of changes in goodwill [line items]
Acquisition cost		51,820	51,820
Carrying amount	[1]	53,089	51,376
PT. KB Valbury Sekurita
Disclosure of reconciliation of changes in goodwill [line items]
Acquisition cost		11,070	11,070
Carrying amount	[1]	11,070	10,713
Teamwink Inc.
Disclosure of reconciliation of changes in goodwill [line items]
Acquisition cost		15,910	0
Carrying amount	[1]	15,910	0
I-Finance Leasing
Disclosure of reconciliation of changes in goodwill [line items]
Acquisition cost	[2]	0	4,674
Carrying amount	[1],[2]	₩ 0	₩ 4,449

[1]	Includes the effect of exchange differences and others.
[2]	As of December 31, 2023, calculated by summing up KB Daehan Specialized Bank Plc. and I-Finance Leasing due to planning to merge in 2024.
[3]	Kookmin Bank Cambodia PLC. merged with KB PRASAC BANK PLC. on September 1, 2023.